INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [Abstract]
Schedule of Inventories
	December 31, 2024 US$‘000	December 31, 2023 US$‘000
Raw materials and consumables	10,032	10,053
Work-in-progress	4,989	4,498
Finished goods	4,353	5,382

	19,374	19,933

Schedule of Movement on Inventory Provision
	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Opening provision at January 1	11,344	16,274	12,063
Charged during the year	2,113	2,291	7,391
Utilised during the year	(5,809)	(5,456)	(3,180)
Eliminated on disposal of business	-	(1,765)	-

Closing provision at December 31	7,648	11,344	16,274